Events occurring after the reporting period (Details Narrative)	1 Months Ended
Jan. 31, 2026
Atlas Medical Conceierge Pte Ltd [member] | Nonadjusting Events After Reporting Period [member]
IfrsStatementLineItems [Line Items]
Investments hold percentage	51.00%